BETTER 10Q - CORPORATE LINE OF CREDIT AND PRECLOSING BRIDGE NOTES - Pre-Closing Bridge Notes (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Pre-Closing Bridge Notes	$ 750,000		$ 750,000	$ 477,333
Pre-Closing Bridge Notes
Debt Instrument [Line Items]
Interest expense on debt	$ 0	$ 133,414	272,667	19,211
Pre-Closing Bridge Notes				750,000
Pre-Closing Bridge Notes | Bridge Loan
Debt Instrument [Line Items]
Interest expense on debt			$ 272,700	$ 19,200
Conversion price (in dollars per share)				$ 10